TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Non-Israeli Subsidiaries	$ 406	$ 324	$ 180
TAXES ON INCOME	$ 406	$ 324	$ 180